 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on October 4, 2013; such supplement (accession number 0000088053-13-001135) is incorporated by reference into this Rule 497 Document.

DWS Alternative Asset Allocation Fund (a series of DWS Market Trust)
DWS Alternative Asset Allocation VIP (a series of DWS Variable Series II)
DWS Select Alternative Allocation Fund (a series of DWS Market Trust)